Fair Value Measurements (Details) - Schedule of investments unrealized losses - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements (Details) - Schedule of investments unrealized losses [Line Items]
Less than 12 months, Fair value	$ 60,305	$ 20,881
Less than 12 months, Unrealized Losses	(130)	(243)
12 months or greater, Fair value	3,801	18,904
12 months or greater, Unrealized Losses	(1)	(259)
Total, Fair value	64,106	39,785
Total, Unrealized Losses	(131)	(502)
Convertible Debt Securities [Member]
Fair Value Measurements (Details) - Schedule of investments unrealized losses [Line Items]
Less than 12 months, Fair value	57,753
Less than 12 months, Unrealized Losses	(127)
12 months or greater, Fair value	3,801
12 months or greater, Unrealized Losses	(1)
Total, Fair value	61,554
Total, Unrealized Losses	(128)
US Government Debt Securities [Member]
Fair Value Measurements (Details) - Schedule of investments unrealized losses [Line Items]
Less than 12 months, Fair value	2,552	8,864
Less than 12 months, Unrealized Losses	(3)	(117)
12 months or greater, Fair value		2,357
12 months or greater, Unrealized Losses		(21)
Total, Fair value	2,552	11,221
Total, Unrealized Losses	$ (3)	(138)
Corporate Debt Securities [Member]
Fair Value Measurements (Details) - Schedule of investments unrealized losses [Line Items]
Less than 12 months, Fair value		12,017
Less than 12 months, Unrealized Losses		(126)
12 months or greater, Fair value		16,547
12 months or greater, Unrealized Losses		(238)
Total, Fair value		28,564
Total, Unrealized Losses		$ (364)